Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Aug. 31, 2018 CAD ($) yr	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	3,085,500	4,382,275	2,977,275
Number of share options exercisable in share-based payment arrangement	2,949,375
Weighted average remaining contractual life of outstanding share options	2.25
Options outstanding 1 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	2,024,500
Number of share options exercisable in share-based payment arrangement	1,888,375
Exercise price of outstanding share options | $	$ 2.00
Weighted average remaining contractual life of outstanding share options	3.05
Options outstanding 2 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	598,000
Number of share options exercisable in share-based payment arrangement	598,000
Exercise price of outstanding share options | $	$ 6.50
Weighted average remaining contractual life of outstanding share options	1.46
Options outstanding 3 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	463,000
Number of share options exercisable in share-based payment arrangement	46,300
Exercise price of outstanding share options | $	$ 13.00
Weighted average remaining contractual life of outstanding share options	0.37